Schedule of Investments
September 30, 2020
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–9.25%
Invesco Fundamental Alternatives Fund, Class R6(b)	2.50%	$16,670,686	$5,830,711	$(2,651,212)	$(53,303)	$(18,898)	$—	716,853	$19,777,984
Invesco Global Real Estate Income Fund, Class R6	1.74%	—	13,761,238	—	15,722	—	95,873	1,755,027	13,776,960
Invesco Macro Allocation Strategy Fund, Class R6	2.50%	—	19,738,238	—	(9,604)	—	—	2,365,544	19,728,634
Invesco Master Event-Linked Bond Fund, Class R6(b)	2.51%	17,036,668	4,192,968	(1,687,442)	303,061	29,109	791,894	1,220,664	19,874,364
Invesco Real Estate Fund, Class R6	—	—	13,523,857	(14,076,634)	—	552,777	56,020	—	—
Invesco SteelPath MLP Select 40 Fund, Class R6(b)	—	16,343,205	982,004	(10,801,846)	540,211	(7,063,573)	982,003	1	1
Total Alternative Funds		50,050,559	58,029,016	(29,217,134)	796,087	(6,500,585)	1,925,790		73,157,943
Domestic Equity Funds–51.66%
Invesco Comstock Select Fund, Class R6(b)	—	123,482,379	884,118	(102,107,430)	(36,089,526)	13,830,459	884,138	—	—
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	9.25%	25,358,918	47,059,905	(3,371,749)	3,910,657	203,821	—	2,372,294	73,161,552
Invesco Main Street Small Cap Fund, Class R6(b)	9.88%	43,772,364	38,648,090	(1,768,577)	(2,517,987)	80,490	—	5,238,739	78,214,380
Invesco Russell 1000 Dynamic Multifactor ETF	8.31%	122,891,253	—	(46,794,766)	(14,467,324)	4,130,999	1,138,522	2,126,784	65,760,162
Invesco S&P 500® Low Volatility ETF	6.52%	—	51,194,563	—	426,588	—	170,665	962,363	51,621,151
Invesco S&P 500® Pure Growth ETF	8.14%	—	62,985,803	(127,284)	1,514,916	1,095	61,762	454,494	64,374,530
Invesco S&P SmallCap Low Volatility ETF	9.56%	—	81,017,380	(1,228,733)	(4,131,842)	20,172	435,280	2,279,427	75,676,977
Total Domestic Equity Funds		315,504,914	281,789,859	(155,398,539)	(51,354,518)	18,267,036	2,690,367		408,808,752
Fixed Income Funds–2.99%
Invesco Core Plus Bond Fund, Class R6	2.99%	—	23,823,676	(18,356)	(142,253)	(126)	115,870	2,045,198	23,662,941
Invesco Master Loan Fund, Class R6(b)	—	16,461,794	452,020	(14,815,975)	72,763	(2,170,602)	454,573	—	—
Total Fixed Income Funds		16,461,794	24,275,696	(14,834,331)	(69,490)	(2,170,728)	570,443		23,662,941
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.07%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Foreign Equity Funds–35.83%
Invesco Emerging Markets All Cap Fund, Class R6(b)	2.51%	$—	$19,799,560	$(21,301)	$84,061	$(208)	$—	521,726	$19,862,112
Invesco Developing Markets Fund, Class R6(b)	2.75%	70,442,713	—	(47,249,712)	(16,790,101)	15,386,890	—	483,466	21,789,790
Invesco Emerging Markets Innovators Fund, Class R6(b)	—	44,889,665	—	(45,755,408)	(7,978,627)	8,844,370	4	—	—
Invesco Global Fund, Class R6(b)	12.14%	139,599,639	—	(53,050,498)	5,112,347	4,378,097	—	915,011	96,039,585
Invesco Global Infrastructure Fund, Class R6	0.72%	—	14,072,759	(8,643,975)	(33,166)	276,906	86,685	544,388	5,672,524
Invesco International Equity Fund, Class R6(b)	—	70,432,516	—	(71,104,001)	(24,696,548)	25,368,033	21	—	—
Invesco International Select Equity Fund, Class R6	4.01%	—	31,798,160	(2,273,403)	2,101,734	122,630	—	2,346,572	31,749,121
Invesco International Small-Mid Company Fund, Class R6(b)	4.08%	60,024,874	—	(31,982,036)	(11,058,626)	15,319,971	—	612,634	32,304,183
Invesco Oppenheimer Global Infrastructure Fund, Class R6	—	17,204,747	—	(13,986,074)	(1,877,427)	(1,341,246)	—	—	—
Invesco Oppenheimer International Growth Fund, Class R6	—	70,363,694	—	(72,375,419)	(34,566,707)	36,578,432	32	—	—
Invesco RAFI™ Strategic Developed ex-US ETF	3.89%	—	32,259,144	(751,090)	(739,415)	5,930	195,534	1,369,853	30,774,569
Invesco S&P Emerging Markets Low Volatility ETF	2.48%	—	20,094,208	(135,281)	(331,785)	(151)	200,033	975,012	19,626,991
Invesco S&P International Developed Low Volatility ETF	3.25%	—	25,962,172	(340,766)	117,571	3,520	183,465	904,515	25,742,497
Total Foreign Equity Funds		472,957,848	143,986,003	(347,668,964)	(90,656,689)	104,943,174	665,774		283,561,372
Real Estate Funds–0.00%
Invesco Oppenheimer Real Estate Fund, Class Y	—	16,746,972	396,204	(13,467,853)	(972,117)	(2,703,206)	396,204	—	—
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)	0.09%	1,895,144	31,493,280	(32,699,662)	—	—	3,717	688,762	688,762
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)	0.15%	—	12,248,932	(11,040,370)	264	1,916	4,832	1,210,137	1,210,742
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)	0.10%	—	16,774,541	(15,987,385)	—	—	920	787,157	787,156
Total Money Market Funds		1,895,144	60,516,753	(59,727,417)	264	1,916	9,469		2,686,660
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $716,596,334)	100.07%	$873,617,231	$568,993,531	$(620,314,238)	$(142,256,463)	$111,837,607	$6,258,047		$791,877,668
OTHER ASSETS LESS LIABILITIES	(0.07)%								(583,778)
NET ASSETS	100.00%								$791,293,890
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	27	December-2020	$4,525,200	$(27,393)	$(27,393)
EURO STOXX 600 Index	28	December-2020	591,079	(16,385)	(16,385)
MSCI Emerging Market Index	6	December-2020	326,550	(7,662)	(7,662)
Nikkei 225 Index	1	December-2020	219,883	1,630	1,630
S&P/ASX 200 Index	1	December-2020	103,892	(2,204)	(2,204)
S&P/TSX 60 Index	1	December-2020	144,418	(1,622)	(1,622)
Total Futures Contracts				$(53,636)	$(53,636)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$789,191,008	$—	$—	$789,191,008
Money Market Funds	2,686,660	—	—	2,686,660
Total Investments in Securities	791,877,668	—	—	791,877,668
Other Investments - Assets*
Futures Contracts	1,630	—	—	1,630
Other Investments - Liabilities*
Futures Contracts	(55,266)	—	—	(55,266)
Total Other Investments	(53,636)	—	—	(53,636)
Total Investments	$791,824,032	$—	$—	$791,824,032

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: High Growth Investor Fund